CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Millions, unless otherwise specified	Total USD ($)	Total	Common shares [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Redeemable Noncontrolling Interest [Member] USD ($)
Beginning balance at Dec. 31, 2011								$ 5
Beginning balance at Dec. 31, 2011	4,857		2,557	599	1,207	(529)	1,023
Net income (loss), excluding redeemable non controlling interests	872				756		116
Net income, redeemable non controlling interests								4
Other comprehensive income (loss), net of tax	(422)					(382)	(40)
Dividend paid	(614.0)				(308.0)		(306.0)	(2.0)
Increase in noncontrolling interest due to change in ownership	63			(14)			77
Share-based compensation expense	8				8
Issuance of common shares	13		8	(8)			13
Other changes	48				30		18
Ending balance at Dec. 31, 2012								7
Ending balance at Dec. 31, 2012	4,825		2,565	577	1,693	(911)	901
Net income (loss), excluding redeemable non controlling interests	821				677		144
Net income, redeemable non controlling interests								7
Other comprehensive income (loss), net of tax	(353)					(334)	(19)
Dividend paid	(366.0)				(366.0)			(2.0)
Increase in noncontrolling interest due to change in ownership	20			(44)			64
Share-based compensation expense	21			29	(8)
Other changes	(13)				(30)		17
Impact from the Merger
—Cancellation of Fiat Industrial S.p.A. share capital and issuance of CNH Industrial N.V. share capital			(2,541)	2,541
—Purchase of ownership interests in CNH Global N.V. from non-controlling interests			1	1,180		(128)	(1,053)
Ending balance at Dec. 31, 2013	12							12
Ending balance at Dec. 31, 2013	4,955		25	4,283	1,966	(1,373)	54
Net income (loss), excluding redeemable non controlling interests	700				710		(10)
Net income, redeemable non controlling interests								8
Other comprehensive income (loss), net of tax	(367)					(363)	(4)
Dividend paid	(378.0)				(375.0)		(3.0)	(4.0)
Share-based compensation expense	49			49
Issuance of common shares	10			10
Other changes	(8)				(10)		2
Ending balance at Dec. 31, 2014	16							16
Ending balance at Dec. 31, 2014	$ 4,961		$ 25	$ 4,342	$ 2,291	$ (1,736)	$ 39